Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Balance sheet items, except for equity accounts [Member] | US Dollar
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Balance sheet items, except for equity accounts [Member] | RMB
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.119	7.0176	7.296
Items in the statements of operations and cash flows [Member] | US Dollar
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Items in the statements of operations and cash flows [Member] | RMB
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2125	7.2043	7.0533